ORGANIZATION (Investment Capital Fund Group, LLC Series 20) (Details) (Investment Capital Fund Group, LLC Series 20 [Member])	Jun. 30, 2014
Investment Capital Fund Group, LLC Series 20 [Member]
Organization [Line Items]
Number of units owned	100,000